Earnings per share - Summary of Earnings Per Share (Detail) - CAD ($) $ / shares in Units, shares in Thousands, $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2020	Jul. 31, 2019
Basic earnings per share
Net income	$ 3,201	$ 3,263	$ 8,191	$ 9,665
Dividends on preferred shares and distributions on other equity instruments	(65)	(67)	(198)	(206)
Net income attributable to non-controlling interests	(4)		(6)	(6)
Net income available to common shareholders	$ 3,132	$ 3,197	$ 7,991	$ 9,454
Weighted average number of common shares (in thousands)	1,422,705	1,434,276	1,424,364	1,435,485
Basic earnings per share (in dollars)	$ 2.20	$ 2.23	$ 5.61	$ 6.59
Diluted earnings per share
Net income available to common shareholders	$ 3,132	$ 3,197	$ 7,991	$ 9,454
Dilutive impact of exchangeable shares	4	4	11	11
Net income available to common shareholders including dilutive impact of exchangeable shares	$ 3,136	$ 3,201	$ 8,002	$ 9,465
Weighted average number of common shares (in thousands)	1,422,705	1,434,276	1,424,364	1,435,485
Stock options	779	2,056	1,091	2,102
Issuable under other share-based compensation plans	757	743	753	740
Exchangeable shares	3,536	3,055	3,335	3,172
Average number of diluted common shares (in thousands)	1,427,777	1,440,130	1,429,543	1,441,499
Diluted earnings per share (in dollars)	$ 2.20	$ 2.22	$ 5.60	$ 6.57
Equity attributable to shareholders [member]
Basic earnings per share
Net income	$ 3,197	$ 3,263	$ 8,185	$ 9,659
Dividends on preferred shares and distributions on other equity instruments	$ (65)	$ (66)	$ (194)	$ (205)